Stockholders' Equity - Authorized Capital (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Preferred Stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0002	$ 0.0002
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Shares, Issued	25,661,488	25,649,824
Common Stock, Shares, Outstanding	25,661,488	25,649,824